LONG-TERM DEBT (Details) In Millions, unless otherwise specified	Dec. 31, 2014 CAD	Mar. 20, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Sep. 30, 2012 CAD	Dec. 31, 2014 Term Loan Due July 2017 [Member] CAD	Dec. 31, 2013 Term Loan Due July 2017 [Member] CAD	Dec. 31, 2014 Senior Secured Notes Due October 2017 [Member] USD ($)	Dec. 31, 2014 Senior Secured Notes Due October 2017 [Member] CAD	Dec. 31, 2013 Senior Secured Notes Due October 2017 [Member] USD ($)	Dec. 31, 2013 Senior Secured Notes Due October 2017 [Member] CAD	Dec. 31, 2014 Floating Rate Senior Secured Notes Due September 2016 [Member] CAD	Dec. 31, 2013 Floating Rate Senior Secured Notes Due September 2016 [Member] USD ($)	Dec. 31, 2013 Floating Rate Senior Secured Notes Due September 2016 [Member] CAD
Recourse Debt Secured	291.6		286.1			18.5	0	$ 235.5	273.1	$ 250.0	265.9	0	$ 19.4	20.2
Revolving asset-based loan facility of up to $175.0 million due July 2017	29.4	20.0	10.6
Recourse Debt, Capital Lease Obligations	8.1		7.1
Total debt	329.1		303.8
Less: current portion	(3.0)		(2.0)	(6.6)	(6.7)
Total long-term debt	326.1		301.8	422.0	458.9				75.8		45.8